CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] USD ($)	Dec. 31, 2013 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2012 Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary [Member] CNY	Dec. 31, 2013 Class A [Member] USD ($)	Dec. 31, 2012 Class A [Member] USD ($)	Dec. 31, 2013 Class B [Member] USD ($)	Dec. 31, 2012 Class B [Member] USD ($)
Allowance for doubtful accounts	$ 336	2,032	2,056
Accounts payable	325,528	1,970,651	1,563,787	30,291	183,373	335,272
Deferred revenue	67,363	407,794	228,765	5,535	33,505	17,494
Accrued expenses and other current liabilities	107,440	650,413	414,776	60,284	364,945	208,466
Non-current liabilities	$ 5,406	32,724	33,966	$ 685	4,146	1,889
Common shares, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized							686,505,790	686,505,790	313,494,210	313,494,210
Common shares, shares issued							270,466,820	268,919,350	131,876,660	131,916,660
Common shares, shares outstanding							270,466,820	268,919,350	131,876,660	131,916,660